Acquisition (Narrative) (Details) - CHI [Member] - USD ($)	1 Months Ended
	Aug. 31, 2017	Jan. 04, 2017
Disclosure of detailed information about business combination [line items]
Total consideration		$ 700,000
Cash advances settled		381,666
Fair value of shares issued		$ 541,796
Subscribers [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	$ 700,000
Cash transferred	550,000
Management services	150,000
Cash advances settled	381,666
Reimbursed amount	700,000
Fair value of shares issued	$ 14,000,000
Price per share of shares issued	$ 0.05
Fixed price of common shares	$ 0.10
Term of shares issued	one year